Reconciliations of Liabilities Arising from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2026
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
Schedule of Reconciliations of Liabilities Arising from Financing Activities
	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
As of December 31, 2025
Bank borrowings	48,175	-	(38,502)	(9,673)	-	-	-	-
Lease liabilities	119,984	1,159,035	(120,240)	(425,987)	32,750	(32,750)	13,820	746,612
Other borrowings	134,216	-	(134,216)	-	-	-	-	-
	302,375	1,159,035	(292,958)	(435,660)	32,750	(32,750)	13,820	746,612

	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
As of June 30, 2026
Lease liabilities	746,612	194,214	(132,226)	(230,805)	21,836	(21,836)	1,219	579,014
	746,612	194,214	(132,226)	(230,805)	21,836	(21,836)	1,219	579,014